ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables

		As at December 31
(In millions of dollars)	Note	2021	2020

Customer accounts receivable		4,150	3,170
Other accounts receivable		791	656
Allowance for doubtful accounts	17	(240)	(222)

Total accounts receivable		4,701	3,604

Current		3,847	2,856
Long-term		854	748

Total accounts receivable		4,701	3,604